Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2023
Disclosure Of Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information

37. SUPPLEMENTARY CASH FLOW INFORMATION
A) Working Capital

As at December 31,	2023	2022
Total Current Assets	9,708	12,430
Total Current Liabilities	6,210	8,021
Working Capital	3,498	4,409
As at December 31, 2023, adjusted working capital, which excludes the current portion of the contingent payments, was $3.7 billion (December 31, 2022 – $4.7 billion).
Changes in non-cash working capital is as follows:

For the years ended December 31,	2023	2022
Accounts Receivable and Accrued Revenues	314	838
Income Tax Receivable	(295)	(58)
Inventories	216	(143)
Accounts Payable and Accrued Liabilities	(685)	(524)
Income Tax Payable	(1,112)	1,000
Total Change in Non-Cash Working Capital	(1,562)	1,113

Net Change in Non-Cash Working Capital – Operating Activities	(1,193)	575
Net Change in Non-Cash Working Capital – Investing Activities	(369)	538
Total Change in Non-Cash Working Capital	(1,562)	1,113

For the years ended December 31,	2023	2022
Interest Paid	402	647
Interest Received	130	78
Income Taxes Paid	2,595	723
B) Reconciliation of Liabilities
The following table provides a reconciliation of liabilities to cash flows arising from financing activities:

	Dividends Payable	Warrant Purchase Payable	Short-Term Borrowings	Long-Term Debt	Lease Liabilities
As at December 31, 2021	—	—	79	12,385	2,957
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	—	34	—	—
Repayment of Long-Term Debt	—	—	—	(4,149)	—
Principal Repayment of Leases	—	—	—	—	(302)
Base Dividends Paid on Common Shares	(682)	—	—	—	—
Variable Dividends Paid on Common Shares	(219)	—	—	—	—
Dividends Paid on Preferred Shares	(26)	—	—	—	—
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt	—	—	—	(29)	—
Finance and Transaction Costs	—	—	—	(28)	—
Lease Additions	—	—	—	—	25
Base Dividends Declared on Common Shares	682	—	—	—	—
Variable Dividends Declared on Common Shares	219	—	—	—	—
Dividends Declared on Preferred Shares	35	—	—	—	—
Exchange Rate Movements and Other	—	—	2	512	156
As at December 31, 2022	9	—	115	8,691	2,836
Changes From Financing Cash Flows:
Net Issuance (Repayment) of Short-Term Borrowings	—	—	58	—	—
Repayment of Long-Term Debt	—	—	—	(1,346)	—
Principal Repayment of Leases	—	—	—	—	(288)
Base Dividends Paid on Common Shares	(990)	—	—	—	—
Dividends Paid on Preferred Shares	(36)	—	—	—	—
Payment for Purchase of Warrants	—	(711)	—	—	—
Finance and Transaction Costs	—	(2)	—	—	—
Non-Cash Changes:
Net Premium (Discount) on Redemption of Long-Term Debt	—	—	—	(84)	—
Finance and Transaction Costs	—	2	—	(19)	—
Lease Acquisitions	—	—	—	—	33
Lease Additions	—	—	—	—	57
Lease Divestitures	—	—	—	—	(11)
Base Dividends Declared on Common Shares	990	—	—	—	—
Dividends Declared on Preferred Shares	36	—	—	—	—
Warrants Purchased and Cancelled	—	711	—	—	—
Exchange Rate Movements and Other	—	—	6	(134)	31
As at December 31, 2023	9	—	179	7,108	2,658